Shareholder Report, Holdings (Details)	Mar. 31, 2025
C000052257 [Member] | Eli Lilly And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.95%
C000052257 [Member] | UnitedHealth Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.68%
C000052257 [Member] | Boston Scientific [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.47%
C000052257 [Member] | Regeneron Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.25%
C000052257 [Member] | Pfizer [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.14%
C000052257 [Member] | Merck And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.97%
C000052257 [Member] | Elevance Health [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.91%
C000052257 [Member] | AbbVie [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.89%
C000052257 [Member] | Chugai Pharmaceutical [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.75%
C000052257 [Member] | Amgen [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.55%
C000052257 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.49%
C000052257 [Member] | Blue Chip Medical Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.97%
C000052257 [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.82%
C000052257 [Member] | Healthcare Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.28%
C000052257 [Member] | Small Mid Cap Medical Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.52%
C000052258 [Member] | Eli Lilly And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.95%
C000052258 [Member] | UnitedHealth Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.68%
C000052258 [Member] | Boston Scientific [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.47%
C000052258 [Member] | Regeneron Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.25%
C000052258 [Member] | Pfizer [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.14%
C000052258 [Member] | Merck And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.97%
C000052258 [Member] | Elevance Health [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.91%
C000052258 [Member] | AbbVie [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.89%
C000052258 [Member] | Chugai Pharmaceutical [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.75%
C000052258 [Member] | Amgen [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.55%
C000052258 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.49%
C000052258 [Member] | Blue Chip Medical Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.97%
C000052258 [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.82%
C000052258 [Member] | Healthcare Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.28%
C000052258 [Member] | Small Mid Cap Medical Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.52%
C000052259 [Member] | Eli Lilly And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.95%
C000052259 [Member] | UnitedHealth Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.68%
C000052259 [Member] | Boston Scientific [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.47%
C000052259 [Member] | Regeneron Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.25%
C000052259 [Member] | Pfizer [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.14%
C000052259 [Member] | Merck And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.97%
C000052259 [Member] | Elevance Health [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.91%
C000052259 [Member] | AbbVie [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.89%
C000052259 [Member] | Chugai Pharmaceutical [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.75%
C000052259 [Member] | Amgen [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.55%
C000052259 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.49%
C000052259 [Member] | Blue Chip Medical Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.97%
C000052259 [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.82%
C000052259 [Member] | Healthcare Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.28%
C000052259 [Member] | Small Mid Cap Medical Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.52%
C000052260 [Member] | Eli Lilly And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.95%
C000052260 [Member] | UnitedHealth Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.68%
C000052260 [Member] | Boston Scientific [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.47%
C000052260 [Member] | Regeneron Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.25%
C000052260 [Member] | Pfizer [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.14%
C000052260 [Member] | Merck And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.97%
C000052260 [Member] | Elevance Health [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.91%
C000052260 [Member] | AbbVie [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.89%
C000052260 [Member] | Chugai Pharmaceutical [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.75%
C000052260 [Member] | Amgen [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.55%
C000052260 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.49%
C000052260 [Member] | Blue Chip Medical Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.97%
C000052260 [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.82%
C000052260 [Member] | Healthcare Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.28%
C000052260 [Member] | Small Mid Cap Medical Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.52%